BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

These consolidated financial statements have been prepared by management of the Company in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). On February 28, 2019, the Company's Board of Directors approved these consolidated financial statements for issuance.